PROSKAUER ROSE

ELEVEN TIMES SQUARE

NEW YORK, NY 10036

January 26, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 77 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Retirement Equity Franchise Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 14, 2017.

We respectfully request limited review of the Amendment for the following reasons. On September 25, 2017, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard Equity Franchise Portfolio (“LFI Franchise”), was filed pursuant to Rule 485(b) (the “LFI Franchise 485(b) Filing”) with the Securities and Exchange Commission (the “Commission”). LFI Franchise and the New Portfolio pursue identical investment strategies (as described below) and have identical investment risks and disclosure. Additionally, the statement of additional information for the New Portfolio is substantially identical to those filed by other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”), except for changes to the Fund’s fundamental investment restrictions, which reflect those proposed in the Fund’s proxy statement filed on Schedule 14A on September 1, 2017 (SEC Accession No. 0000930413-17-003127). As the New Portfolio is identical to LFI Franchise in all respects, except that the New Portfolio is offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

The New Portfolio’s investment objective is to seek total return consisting of capital appreciation and current income. The New Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US and non-US companies, including those in emerging markets. The New Portfolio normally invests in equity securities listed on a national or other recognized securities exchange of companies that Lazard Asset Management LLC, the New Portfolio’s investment manager (the “Investment Manager”) considers to have an “economic franchise,” meaning companies that have historically shown an ability to generate unleveraged returns, at or above its cost of capital, for long periods of time. The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs. These companies may have such a strong association with a product or service that their names and their industries are intertwined in the minds of the public. Such companies may not, however, necessarily be in the business of selling “franchises”—an authorization granted by the company to an individual or group enabling it to carry out specified commercial activities, e.g., acting as an agent for delivering a company’s products or services. The New Portfolio may invest in the equity securities of any size company.

The features of the New Portfolio’s Service and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the Staff on the Amendment.

Please telephone the undersigned at 212.969.3379, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Kim Kaufman

Kim Kaufman

cc:	Lisa Goldstein